Quarterly Results of Operations (Tables)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information

	2013
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$56,293	$60,572	$57,641	$67,824
Cost of sales	13,697	14,564	14,037	17,423
Gross profit	42,596	46,008	43,604	50,401
Operating expenses:
Selling, general and administrative	50,709	50,543	63,054	66,479
Research and development	3,507	5,868	5,518	5,412
Amortization of intangible assets	1,606	2,778	1,342	1,750
BioMimetic impairment charges	—	—	206,249	—
Total operating expenses	55,822	59,189	276,163	73,641
Operating loss	$(13,226)	$(13,181)	$(232,559)	$(23,240)
Net loss from continuing operations, net of tax	$(4,918)	$(15,539)	$(124,500)	$(135,211)
Income (loss) from discontinued operations, net of tax	$13,353	$(1,792)	$(5,520)	$182
Net income (loss)	$8,435	$(17,331)	$(130,020)	$(135,029)
Net loss, continuing operations per share, basic	(0.13)	(0.34)	(2.68)	(2.88)
Net loss, continuing operations per share, diluted	(0.13)	(0.34)	(2.68)	(2.88)
Net income (loss) per share, basic	$0.20	$(0.37)	$(2.80)	$(2.88)
Net income (loss) per share, diluted	$0.20	$(0.37)	$(2.80)	$(2.88)

	2012
	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
Net sales	$52,873	$51,964	$50,888	$58,380
Cost of sales	11,434	11,779	11,704	13,322
Gross profit	41,439	40,185	39,184	45,058
Operating expenses:
Selling, general and administrative	34,524	35,885	36,730	43,157
Research and development	3,361	3,490	3,428	3,626
Amortization of intangible assets	655	982	1,289	1,491
Gain on sale of intellectual property	—	—	—	(15,000)
Restructuring charges	177	254	—	—
Total operating expenses	38,717	40,611	41,447	33,274
Operating income (loss)	$2,722	$(426)	$(2,263)	$11,784
Net income (loss), continuing operations, net of tax	$424	$(1,367)	$(4,088)	$1,644
Net income (loss), discontinued operations, net of tax	$4,137	$2,077	$(1,251)	$3,708
Net income (loss)	$4,561	$710	$(5,339)	$5,352
Net income (loss), continuing operations per share, basic	$0.02	$(0.04)	$(0.11)	$0.04
Net income (loss), continuing operations per share, diluted	$0.02	$(0.04)	$(0.11)	$0.04
Net income (loss) per share, basic	$0.12	$0.02	$(0.14)	$0.14
Net income (loss) per share, diluted	$0.12	$0.02	$(0.14)	$0.14